Stock-based and Deferred Compensation Plans (Management, Other Key Employees and Other Benefits) (Details) (USD $)	12 Months Ended								0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Equity Plan 2007	Dec. 31, 2011 Equity Plan 2007	Dec. 31, 2010 Equity Plan 2007	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Aug. 13, 2012 Adoption of New Equity Plan Equity Plan 2012	Aug. 13, 2012 Performance Shares Adoption of New Equity Plan Minimum Equity Plan 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Additional shares authorized for issuance of stock options and restricted stock under the equity plan				850,000	1,350,000	0
Total shares authorized under the equity plan				13,200,000					3,000,000
Share-based compensation arrangement by share-based payment award, maximum term				10 years
Share-based compensation arrangement by share-based payment award, automatic annual increase in number of shares authorized, percentage of shares issued and outstanding									2.00%
Share-based compensation arrangement by share-based payment award, award performance period										1 year
Share-based compensation arrangement by share-based payment award, award expiration period									10 years
Defined contribution plan employee contribution, percent							1.00%	20.00%
Defined contribution plan, employer discretionary contribution amount	$ 2,000,000	$ 2,000,000	$ 1,900,000
Deferred compensation plan, annual contribution per HCE, percent							5.00%	90.00%
Deferred compensation plan, annual bonus contribution per HCE, percent							5.00%	100.00%
Deferred compensation plan, employer discretionary contribution	$ 0